Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income for the year	$ 564.3	$ 67.8
Item that will be reclassified subsequently to profit or loss: Recognized directly in equity:
Net gain (loss) on translation of foreign currency balances	25.7	(49.9)
Items that will not be reclassified subsequently to profit or loss: Recognized directly in equity:
Gold prepayment revaluation	0.0	4.3
Tax effect	0.0	(1.1)
Remeasurement - actuarial gain	7.9	25.7
Tax effect	(0.7)	(2.0)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	7.2	26.9
Other comprehensive income (loss) net of tax, for the year	32.9	(23.0)
Total comprehensive income for the year	597.2	44.8
Attributable to:
Owners of the Company	598.2	60.6
Non-controlling interest	(1.0)	(15.8)
Total comprehensive income for the year	$ 597.2	$ 44.8